BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 176,595	$ 633,266
Prepaid assets	835,981	897,754
Total current assets	1,012,576	1,531,020
Deferred tax asset	0	26,273
Investments and cash held in Trust Account	345,022,332	345,008,625
Total assets	346,034,908	346,565,918
Current liabilities:
Accrued expenses, formation and offering costs	2,659,357	475,462
Related party note	600,000	0
State franchise tax accrual	50,000	55,241
Total current liabilities	48,141,857	18,690,703
Deferred underwriting compensation	12,075,000	12,075,000
Total liabilities	60,216,857	30,765,703
Commitments and Contingencies
Class A subject to possible redemption, 34,500,000 shares at December 31, 2020 (at redemption value of $10 per share)	345,000,000	345,000,000
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued or outstanding
Additional paid-in-capital	0	0
Accumulated deficit	(59,182,812)	(29,200,648)
Total stockholders' equity (deficit)	(59,181,949)	(29,199,785)
Total liabilities and stockholders' equity (deficit)	346,034,908	346,565,918
Class A Common Stock
Stockholders' equity (deficit):
Common stock value	0	0
Class F Common Stock
Stockholders' equity (deficit):
Common stock value	863	863
Total stockholders' equity (deficit)	863	863
Public Warrants
Current liabilities:
Warrants derivative liability	27,255,000	11,040,000
Private Warrants
Current liabilities:
Warrants derivative liability	$ 17,577,500	$ 7,120,000